Loans (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 713,061,000	$ 654,541,000
Percentage of Total Loans (in hundredths)	100.00%	100.00%
Loans pledged	180,700,000	132,400,000
Loan Origination/Risk Management [Abstract]
Outstanding principal balance (in hundredths)	42.60%
Percentage of loan-to-value (in hundredths)	80.00%
Maximum concentration of loan to single industry (in hundredths)	10.00%
Commercial and Industrial [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	30,092,000	23,001,000
Percentage of Total Loans (in hundredths)	4.20%	3.50%
Residential [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	5,859,000	7,389,000
Percentage of Total Loans (in hundredths)	0.80%	1.10%
Commercial [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	47,921,000	43,749,000
Percentage of Total Loans (in hundredths)	6.70%	6.70%
Commercial - Owner Occupied [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	176,649,000	170,122,000
Percentage of Total Loans (in hundredths)	24.80%	26.00%
Commercial - Non-owner Occupied [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	237,918,000	220,364,000
Percentage of Total Loans (in hundredths)	33.40%	33.70%
Residential - 1 to 4 Family [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	171,894,000	148,160,000
Percentage of Total Loans (in hundredths)	24.10%	22.60%
Residential - Multifamily [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	25,173,000	24,103,000
Percentage of Total Loans (in hundredths)	3.50%	3.70%
Consumer [Member]
Portfolio of loans outstanding [Abstract]
Loans Amount	$ 17,555,000	$ 17,653,000
Percentage of Total Loans (in hundredths)	2.50%	2.70%